                                 SMITH BARNEY
                              INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  NOVEMBER 30, 2001



[LOGO]Smith Barney
Mutual Funds
Your Serious Money. Professionally Managed./SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]

HEATH B. MCLENDON
Chairman



[PHOTO]


MARTIN HANLEY
Vice President and Investment Officer



[PHOTO]

JOSEPH BENEVENTO
Vice President and Investment Officer



[PHOTO]

JOSEPH P. DEANE
Vice President and Investment Officer

Dear Shareholder:
We are pleased to provide the semi-annual report for the Smith Barney Institutional Cash Management Fund, Inc. ("Fund") for the period ended November 30, 2001. In this report, we have summarized what we believe to be the prevailing economic and market conditions and outlined the investment team's portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Investment Strategy
The Cash Portfolio and Government Portfolio each seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Municipal Portfolio seeks maximum current in-come exempt from federal income taxes to the extent consistent with the preservation of capital and maintenance of liquidity. (Please note that a portion of the Municipal Portfolio's income may be subject to the Alternative Minimum Tax ("AMT")).

Smith Barney Institutional Cash Management Fund Yields
(Class A Shares)

          Portfolio  Seven-Day Current Yield Seven-Day Effective Yield
          ---------  ----------------------- -------------------------
          Cash                2.22%                    2.24%

          Government          2.01                     2.03

          Municipal           1.70                     1.72

Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


  1 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

Market Review and Outlook
During the period, money fund assets industry-wide rose as investors looked for an alternative to the equity market. Holdings of high-quality governments and treasuries increased as spreads narrowed from traditional money market securities and investors looked for quality investments. Yields on 6-month securities fell from 3.90% to 2.30% during the period.

In the aftermath of the September 11 terrorist attacks, we paid close attention to the industries most adversely affected by the attacks: the airlines, travel and leisure, and re-insurance. We also continued our commitment to diversification and purchasing quality issuers.

As we enter 2002, we anticipate the U.S. Federal Reserve Board's ("Fed") aggressive monetary policy will change to one of accommodation. We anticipate that the federal funds rate/1/ will remain low through much of 2002. We also believe the economic recovery, which we anticipate will begin in the second half of 2002, should be modest; powered by higher real incomes from lower taxes and energy prices. We also anticipate a boost from increased government spending and overall low inflation.

Portfolio Update
In the coming months, we anticipate maintaining a neutral portfolio weighting, with an average maturity of 50 days for the Cash Portfolio and 40 days for the Government Portfolio.

In the Municipal Portfolio, we anticipate maintaining an average maturity target of 50 to 55 days in the coming months. We believe this neutral average maturity should allow us to better manage the economic impact of state and local credits and position the Fund for an expected increase in supply, fueled by the borrowing needs of many municipal issuers. We will remain vigilant with respect to credit quality and diversification -- focusing on a high-quality, liquid mix of variable-rate and fixed-rate issues that we believe will maximize current income.

--------
1 The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate indicates the direction of U.S. interest rates.



  2 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

Thank you for your investment in the Smith Barney Institutional Cash Management Fund, Inc.

Sincerely,

/s/ Heath B. McLendon
Heath B. McLendon                  /s/ Martin R. Hanley
Chairman                           Martin Hanley
                                   Vice President and
                                   Investment Officer

/s/ Joseph Benevento               /s/ Joseph P. Deane
Joseph Benevento                   Joseph P. Deane
Vice President and                 Vice President and
Investment Officer                 Investment Officer

December 20, 2001

The information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 4 through 16 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of November 30, 2001 and is subject to change.



  3 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                         NOVEMBER 30, 2001


                                     CASH PORTFOLIO
    FACE                                                     ANNUALIZED
   AMOUNT                       SECURITY                       YIELD          VALUE
-------------------------------------------------------------------------------------------
BANK NOTE -- 1.1%
$ 50,000,000 Wells Fargo Corp. matures 12/31/01
             (Cost -- $50,000,000)                             2.14%     $    50,000,000
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 50.0%
  44,000,000 Alliance & Leicester Building Society
              matures 2/21/02                                   2.08          43,797,600
  90,000,000 Amstel Funding Corp.
              mature 12/19/01 to 4/12/02                    2.02 to 2.06      89,660,444
  50,000,000 ANZ Delaware Inc. matures 5/20/02                  2.04          49,528,667
  25,000,000 Aspen Funding Corp. matures 12/13/01               3.27          24,977,500
  50,000,000 Asset Securitization Corp. matures 1/24/02         2.08          49,850,500
  79,209,000 Atlantis One Funding Corp.
              mature 12/13/01 to 3/18/02                    2.08 to 3.60      78,981,114
  50,000,000 BCI Funding Corp. matures 12/20/01                 2.48          49,941,917
  50,000,000 Canadian Imperial Bank Commonwealth
              matures 12/12/01                                  3.43          49,957,500
  40,000,000 Canadian Wheat Board matures 4/15/02               2.25          39,671,933
  94,905,000 Centric Capital Corp.
              mature 12/3/01 to 12/31/01                    2.08 to 2.38      94,813,173
  90,000,000 Den Danske Corp. mature 12/19/01 to
              12/20/01                                      2.69 to 4.60      89,857,847
  50,000,000 Deutsche Bank Financial Inc. matures 12/28/01      2.34          49,919,097
  50,000,000 Dexia Delaware LLC matures 1/15/02                 2.36          49,859,653
  50,000,000 Edison Asset Securitization matures 12/18/01       2.00          49,958,333
  63,500,000 Fortis Funding LLC mature 12/6/01 to 5/20/02   2.00 to 2.15      63,293,950
 163,750,000 General Electric Capital Corp.
              mature 12/14/01 to 3/19/02                    2.06 to 3.42     163,204,370
 100,000,000 Goldman Sachs & Co. mature 2/14/02 to 3/5/02   2.01 to 2.24      99,519,361
  50,000,000 Halifax PLC matures 4/17/02                        2.26          49,581,875
 150,000,000 International Nederlanden
              mature 12/6/01 to 12/14/01                    1.99 to 2.00     149,930,597
  50,000,000 Lloyds Bank PLC matures 1/22/02                    2.29          49,841,667
  25,000,000 Mont Blanc Capital Corp. matures 1/14/02           2.11          24,938,750
  67,000,000 Moriarity Ltd. mature 12/9/01 to 5/3/02        2.10 to 2.65      66,656,071
  36,000,000 Nationwide Building Society matures 12/13/01       3.44          35,966,000
  50,000,000 Newport Funding Corp. matures 12/7/01              2.00          49,988,889
  50,000,000 Oesterreichische Kontrollbank matures 12/10/01     2.39          49,976,910
  25,000,000 Ontario Province matures 5/21/02                   2.10          24,755,889
  60,000,000 Preferred Receivable Funding matures 12/17/01      2.00          59,953,333
  26,019,000 Private Export Funding Corp. matures 2/20/02       3.47          25,824,298
  85,000,000 Proctor & Gamble Co. mature 3/7/02 to 3/14/02      2.04          84,539,585
 105,000,000 San Paolo U.S. Finance Co.
              mature 12/1/01 to 4/16/02                     2.22 to 3.26     104,711,467
  89,000,000 Societe Generale N.A. Inc.
              mature 12/17/01 to 4/4/02                     2.26 to 3.40      88,512,498
   5,000,000 Toronto Dominion matures 12/7/01                   2.12           4,998,822


                      See Notes to Financial Statements.


  4 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                   CASH PORTFOLIO
    FACE                                                  ANNUALIZED
   AMOUNT                     SECURITY                      YIELD           VALUE
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 50.0% (continued)
$ 50,000,000 UBS AG Finance Inc. matures 12/27/01           2.25%      $    49,925,333
  70,000,000 Unicredit Delaware mature 1/25/02 to 3/4/02 2.21 to 3.25       69,530,778
 100,000,000 Unilever Capital Corp. matures 12/21/01         2.34           99,883,500
  62,000,000 Verizon Global Funding matures 12/24/01     2.01 to 2.22       61,924,038
  30,000,000 Westpac matures 4/15/02                         2.26           29,752,842
  21,300,000 Windmill Funding Corp. matures 12/20/01         2.27           21,277,268
-------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $2,339,263,369)                                    2,339,263,369
-------------------------------------------------------------------------------------
DISCOUNT NOTES -- 6.6%
  24,743,000 Federal Home Loan Bank Consumer Discount
              Note matures 5/10/02                           2.00           24,527,983
 220,000,000 Federal Home Loan Mortgage Corp.
              mature 12/28/01 to 5/23/02                 2.02 to 3.49      219,139,197
  65,000,000 Federal National Mortgage Association
              mature 4/4/02 to 5/16/02                   2.00 to 2.22       64,476,278
-------------------------------------------------------------------------------------
             TOTAL DISCOUNT NOTES
             (Cost -- $308,143,458)                                        308,143,458
-------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT -- 1.1%
  50,000,000 Chase Manhattan Bank matures 12/10/01
             (Cost -- $50,000,000)                           2.00           50,000,000
-------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 40.9%
  50,000,000 Abbey National PLC matures 12/20/01             2.50           50,000,227
  50,000,000 Abbey National Treasury matures 4/2/02          2.25           50,025,995
 100,000,000 ABN-AMRO Bank matures 12/13/01                  2.02          100,000,548
  50,000,000 ABN-AMRO Bank N.A. matures 12/31/01             2.38           50,000,774
  25,000,000 Australia & New Zealand Bank
              matures 1/14/02                                2.35           25,004,600
  94,700,000 Bank of Nova Scotia
              mature 12/14/01 to 4/16/02                 2.27 to 2.41       94,706,272
 100,000,000 Barclays Bank PLC mature 2/5/02 to 2/15/02  2.00 to 2.02       99,996,611
 100,000,000 Bayerische Hypo-Und Vereinsbank AG
              mature 12/28/01 to 2/8/02                  2.03 to 2.32      100,000,000
 100,000,000 Bayerische Landesbank
              mature 12/20/01 to 4/23/02                 2.05 to 3.52      100,034,549
  50,000,000 BNP Paribas Finance matures 12/26/01            3.63           50,000,000
 100,000,000 Credit Agricole Indosuez
              mature 12/28/01 to 3/7/02                  2.05 to 2.27      100,000,000
  50,000,000 Credit Suisse First Boston Corp.
              matures 1/25/02                                2.50           49,997,810
  50,000,000 Deutsche Bank matures 12/27/01                  2.13           50,000,332
 110,000,000 Dresdner Bank mature 12/21/01 to 12/27/01   2.25 to 3.40      110,000,954
  50,000,000 Halifax PLC matures 4/25/02                     2.02           50,042,963
  50,000,000 KBC Bank NV matures 12/10/01                    2.10           50,000,291


                      See Notes to Financial Statements.


  5 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                  CASH PORTFOLIO
    FACE                                                 ANNUALIZED
   AMOUNT                     SECURITY                     YIELD         VALUE
-----------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 40.9% (continued)
$ 95,000,000 Landesbank Hessen-Thurigen matures 2/22/02     2.23%    $   94,999,971
 100,000,000 Lloyds Bank PLC mature 12/3/01 to 5/28/02  2.12 to 3.43     99,987,878
 125,000,000 Rabo Bank mature 12/21/01 to 5/15/02       2.02 to 2.64    124,976,313
  86,500,000 Royal Bank of Scotland PLC
              mature 2/18/02 to 5/16/02                 2.00 to 2.05     86,491,247
  50,000,000 Svenska Handelsbanken matures 5/23/02          2.15         49,992,770
  50,000,000 Toronto Dominion matures 2/27/02               2.43         50,003,411
  50,000,000 UBS AG Stanford matures 12/3/01                2.40         50,000,000
  50,000,000 Westdeutsche Landesbank matures 12/24/01       2.08         50,000,000
  75,000,000 Westdeutsche Landesbank matures 3/27/02        3.66         75,000,000
 100,000,000 Westpac mature 12/10/01 to 5/21/02         2.05 to 3.52     99,993,126
-----------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $1,911,256,642)                                 1,911,256,642
-----------------------------------------------------------------------------------
TIME DEPOSITS -- 0.3%
  13,659,000 Chase Manhattan Bank matures 12/3/01
             (Cost -- $13,659,000)                          2.13         13,659,000
-----------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $4,672,322,469*)                               $4,672,322,469
-----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


  6 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                      GOVERNMENT PORTFOLIO
    FACE                                                          ANNUALIZED
   AMOUNT                       SECURITY                            YIELD              VALUE
------------------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 99.6%
$112,438,000 Federal Farm Credit Bank
              mature 12/3/01 to 2/28/02                     1.90% to 3.35%          $112,296,072
 190,396,000 Federal Home Loan Bank
              mature 12/5/01 to 4/15/02                      1.91 to 2.54            190,029,609
 158,859,000 Federal Home Loan Mortgage Corp.
              mature 12/6/01 to 2/27/02                      1.88 to 3.44            158,563,121
 175,093,000 Federal National Mortgage Association
              mature 12/6/01 to 3/7/02                       1.93 to 3.35            174,752,211
------------------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND
             INSTRUMENTALITIES (Cost -- $635,641,013)                                635,641,013
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.4%
   2,394,000 Morgan Guaranty, 2.05% due 12/3/01; Proceeds at maturity --
             $2,394,409; (Fully collateralized by U.S. Treasury Bills, due 1/17/02;
             Market value -- $2,444,242) (Cost -- $2,394,000)                          2,394,000
------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100%
             (Cost -- $638,035,013*)                                                $638,035,013
------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


  7 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                             VALUE
---------------------------------------------------------------------------------------------
Alabama -- 0.4%
$ 3,000,000 A-1+      Birmingham, AL Apartment Authority Revenue Municipal
                       Security Trust, Series SGA 47, MBIA-Insured, 1.55% VRDO  $  3,000,000
    650,000 Aaa*      Homewood, AL Educational Building Authority Samford
                       University, AMBAC-Insured, 3.75% due 12/1/01                  650,000
--------------------------------------------------------------------------------------------
                                                                                   3,650,000
--------------------------------------------------------------------------------------------
California -- 1.4%
 13,495,000 SP-1+     Los Angeles County, CA GO TRAN, 3.75% due 6/28/02           13,582,218
--------------------------------------------------------------------------------------------
Colorado -- 2.5%
  4,300,000 A-1+      Arvada, CO Water, FSA-Insured, 1.95% VRDO                    4,300,000
 15,000,000 SP-1+     Colorado State TRAN, Series B, 3.25% due 6/28/02            15,094,828
  5,000,000 A-1+      Denver West Metro District, CO GO, Series A, 1.86% VRDO      5,000,000
--------------------------------------------------------------------------------------------
                                                                                  24,394,828
--------------------------------------------------------------------------------------------
District of Columbia -- 3.4%
  1,005,000 AAA       District of Columbia GO, Series A, 5.625% due 6/1/02         1,018,951
                      District of Columbia Revenue:
  6,980,000 A-1+        Macon Trust Pooled Certificate, Series A, 1.79% VRDO       6,980,000
  6,500,000 VMIG 1*     National Geographic Society, 1.50% VRDO                    6,500,000
  3,855,000 A-1         National Museum of Women Arts, 1.65% VRDO                  3,855,000
  5,700,000 VMIG 1*     St. Patrick's Episcopal, 1.55% VRDO                        5,700,000
  9,670,000 A-1         Trinity College, 1.60% VRDO                                9,670,000
--------------------------------------------------------------------------------------------
                                                                                  33,723,951
--------------------------------------------------------------------------------------------
Florida -- 5.5%
  2,700,000 A-1+      Florida HFA, (Multi-Family Housing-Town Colony),
                       Series EE, 1.55% VRDO                                       2,700,000
 10,000,000 A-1       Florida Local Government, Series B, 2.10% due 12/4/01       10,000,000
  6,500,000 VMIG 1*   Gulf Breeze, FL Healthcare Facilites Revenue, (Heritage
                       Healthcare Project), 1.69% VRDO                             6,500,000
  1,000,000 VMIG 1*   Hillsborough County, FL, FGIC-Insured,
                       Series 222, 1.57% VRDO                                      1,000,000
  4,800,000 A-1+      Lee County, FL IDA, Shellpoint Project Village,
                       Series B, 1.53% VRDO                                        4,800,000
  3,960,000 F-1+++    Miami Dade County, FL IDA, (Gulliver School Project),
                       3.15% VRDO                                                  3,960,000
  6,200,000 Aa3*      Miami, FL Health Facilities Revenue, (Jewish Home &
                       Hospital Aged Project), 1.55% VRDO                          6,200,000
                      Orange County, FL Health Facilities:
  3,810,000 A-1+        PART, (Escrowed with U.S. government securities)
                         3.10% VRDO                                                3,810,000
  3,865,000 VMIG 1*     SHCC Services Inc. Project, 1.50% VRDO                     3,865,000
 10,000,000 F-1+++    Palm Beach County, FL EFA, (Atlantic College), 1.65% VRDO   10,000,000
  2,200,000 VMIG 1*   Pasco County, FL HFA, MFH, Carlton Arms Magnolia,
                       1.825% VRDO                                                 2,200,000
--------------------------------------------------------------------------------------------
                                                                                  55,035,000
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  8 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                       MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                             SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Georgia -- 3.4%
$ 6,630,000 VMIG 1*   ABN-AMRO Munitops, Series 2000-10, PART, MBIA-Insured,
                       1.60% VRDO                                                      $ 6,630,000
  1,100,000 VMIG 1*   Atlanta, GA Clark University, Series A, 1.55% VRDO                 1,100,000
  4,000,000 VMIG 1*   Cobb County, GA Development Authority Revenue,
                       (Boy Scouts of America Project), 1.55% VRDO                       4,000,000
  3,300,000 AAA       De Kalb County, GA Special Recreation Tax District,
                       3.00% due 12/1/01                                                 3,300,000
  2,800,000 VMIG 1*   Douglas County, GA Sheltering Arms, 1.55% VRDO                     2,800,000
  8,350,000 MIG 1*    Georgia State Road & Thruway Authority Revenue BAN,
                       2.75% due 5/20/02                                                 8,384,489
  1,180,000 A-1+      Metropolitan Atlanta Rapid Transportation Authority Sales Tax
                       Revenue, Series PA 528, 1.63% VRDO                                1,180,000
  4,200,000 A-1+      Municipal Electric Authority, GA, (Project One-Sub-D),
                       1.45% VRDO                                                        4,200,000
  2,630,000 A-1       Whitfield County, GA Royal Oaks Series Living Community,
                       3.25% VRDO                                                        2,630,000
--------------------------------------------------------------------------------------------------
                                                                                        34,224,489
--------------------------------------------------------------------------------------------------
Idaho -- 0.9%
  9,000,000 SP-1+     Idaho State GO, TAN, 3.75% due 6/28/02                             9,057,180
--------------------------------------------------------------------------------------------------
Illinois -- 8.0%
  3,200,000 VMIG 1*   ABN-AMRO Munitops, FGIC-Insured, Series 1998, PART,
                       1.60% VRDO                                                        3,200,000
 12,800,000 A-1+      Chicago, IL Tax Increment, Series Lien North-A, 1.60% VRDO        12,800,000
  3,500,500 VMIG 1*   Cook County, IL FGIC-Insured, Series 458, PART, 1.57% VRDO         3,500,500
  1,110,000 AAA       Des Plaines, IL Hospital Facility Revenue, (Holy Family Hospital
                       Project), 10.75% due 7/1/02                                       1,158,502
  4,500,000 A-1+      Illinois DFA Revenue, (Oak Park Residence Corp. Project),
                       1.53% VRDO                                                        4,500,000
  5,740,000 A-1+      Illinois DFA Webster Wayne Shopping Center, 1.53% VRDO             5,740,000
 10,000,000 A-1+      Illinois EFA Revenue, University of Chicago, 2.10% due 12/6/01    10,000,000
                      Illinois Health Facility Authority Revenue:
  8,800,000 VMIG 1*     Pekin Memorial Hospital, 1.62% VRDO                              8,800,000
  5,115,000 VMIG 1*     Pekin, Series B, MBIA-Insured, 1.62% VRDO                        5,115,000
  7,635,000 VMIG 1*     Riverside Health Systems, MBIA-Insured, 1.62% VRDO               7,635,000
                      Illinois State Toll Highway, FSA-Insured:
  4,100,000 A-1         Series 1998-67, PART, 1.55% VRDO                                 4,100,000
  9,100,000 AAA         Series B, 1.50% VRDO                                             9,100,000
  4,400,000 A-1+      Tinley Park, IL MFH, Edgewater Walk IIIA & IIIB, 1.54% VRDO        4,400,000
--------------------------------------------------------------------------------------------------
                                                                                      80,049,002
--------------------------------------------------------------------------------------------------
Indiana -- 0.4%
  3,000,000 A-1+      Indiana Transportation Finance Authority Highway Revenue,
                       Municipal Security Trust, Series SGA 113, PART, 1.65% VRDO        3,000,000
    960,000 VMIG 1*   Richmond, IN EDA, IDR, Beverly Enterprises, 2.20% VRDO               960,000
--------------------------------------------------------------------------------------------------
                                                                                         3,960,000
--------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  9 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                            VALUE
-------------------------------------------------------------------------------------------
Iowa -- 3.8%
                      Iowa School Corps Cash Anticipation Program:
$10,000,000 SP-1+       Series A, Warrants Certificates, FSA-Insured,
                         3.75% due 6/21/02                                     $ 10,058,685
  4,000,000 SP-1+       Series B, FSA-Insured, 3.88% due 1/30/02                  4,005,226
 20,000,000 SP-1+     Iowa State GO, TRAN, 3.00% due 6/27/02                     20,128,847
  4,125,000 NR+       Mason City, IA IDR, 1.60% VRDO                              4,125,000
-------------------------------------------------------------------------------------------
                                                                                 38,317,758
-------------------------------------------------------------------------------------------
Kentucky -- 1.9%
                      Hancock County, KY IDR, (Southwire Co. Project):
  7,885,000 NR+         Series A, 1.80% VRDO                                      7,885,000
  1,000,000 NR+         Series B, 1.80% VRDO                                      1,000,000
 10,000,000 SP-1+     Kentucky Association of Counties, Advance Cash Flow
                       Borrowing, TAN, 3.50% due 6/28/02                         10,046,962
-------------------------------------------------------------------------------------------
                                                                                 18,931,962
-------------------------------------------------------------------------------------------
Louisiana -- 1.5%
 12,775,000 A-1+      New Orleans, LA Aviation Board Revenue, MBIA-Insured,
                       1.65% VRDO                                                12,775,000
  1,800,000 A-1+      St. Charles Parish, LA PCR, (Shell Oil Co. Project),
                       1.55% VRDO                                                 1,800,000
-------------------------------------------------------------------------------------------
                                                                                 14,575,000
-------------------------------------------------------------------------------------------
Massachussetts -- 2.6%
                      Massachussets Municipal Electric Co. Power Supply System
                       Revenue:
  7,175,000 AAA          Series B, 6.625% due 7/1/02                              7,512,845
  5,000,000 AAA          Series C, MBIA-Insured, 6.625% due 7/1/02                5,233,920
    400,000 A-1+      Massachussetts State Industrial Finance Agency
                        Gordon College, 1.33% VRDO                                  400,000
  6,600,000 A-1+      Massachussetts Water Authority Revenue,
                       2.00% due 12/18/01                                         6,600,000
  6,040,000 SP-1+     Pittsfield, MA GO BAN, 2.80% due 4/15/02                    6,055,241
-------------------------------------------------------------------------------------------
                                                                                 25,802,006
-------------------------------------------------------------------------------------------
Michigan -- 2.3%
  5,000,000 VMIG 1*   Detroit, MI Downtown Developent Authority, (Millender
                       Center Project), 1.55% VRDO                                5,000,000
  5,000,000 VMIG 1*   Detroit, MI Sewer Merlot, FGIC-Insured, Series I, PART,
                       1.67% VRDO                                                 5,000,000
                      Michigan State Municipal Bond Authority:
  6,000,000 SP-1+       4.00% due 4/11/02                                         6,019,502
  6,000,000 SP-1+       Series B-2, 3.50% due 7/1/02                              6,028,558
    710,000 SP-1+       Series D, 3.50% due 8/22/02                                 714,218
-------------------------------------------------------------------------------------------
                                                                                 22,762,278
-------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  10 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                     MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Minnesota -- 0.9%
$ 6,385,000 A-1       Mankato, MN Multi-Family Revenue, Highland Hills,
                       1.70% VRDO                                                 $  6,385,000
  3,000,000 A-1       Minneapolis, MN Seed Academy Harvest School,
                       1.65% VRDO                                                    3,000,000
----------------------------------------------------------------------------------------------
                                                                                     9,385,000
----------------------------------------------------------------------------------------------
Mississippi -- 0.0%
    300,000 P-1       Perry County, MS PCR, (Leaf River Forest Project),
                       1.60% VRDO                                                      300,000
----------------------------------------------------------------------------------------------
Missouri -- 0.3%
  3,260,000 VMIG 1*   Kansas City, MO IDA, MFH Revenue, (Gatehouse Apartments
                       Project), 1.50% VRDO                                          3,260,000
----------------------------------------------------------------------------------------------
Montana -- 0.3%
    500,000 VMIG 1*   Missoula, MT IDR, (Washington Corp. Project), 2.21% VRDO         500,000
  2,000,000 A-1+      Montana EDA, Farmers Union Center Exchange,
                       1.65% VRDO                                                    2,000,000
----------------------------------------------------------------------------------------------
                                                                                     2,500,000
----------------------------------------------------------------------------------------------
National -- 2.0%
 20,000,000 VMIG 1*   Clipper Tax Exempt Trust Certificate Partnership, Series A,
                       1.74% VRDO                                                   20,000,000
----------------------------------------------------------------------------------------------
Nevada -- 1.0%
                      Nevada Housing Division, Park Vista Apartments:
  1,410,000 SP-1+       Series 4, Single Family Mortgage, 2.10% due 1/2/02           1,410,000
  8,870,000 A-1+        Series A, 1.55% VRDO                                         8,870,000
----------------------------------------------------------------------------------------------
                                                                                    10,280,000
----------------------------------------------------------------------------------------------
New Jersey -- 4.0%
                      New Jersey State:
 30,000,000 A-1+        6.40% due 5/24/02                                           30,000,000
 10,000,000 SP-1+       Series C, TRAN, 3.00% due 6/14/02                           10,052,204
----------------------------------------------------------------------------------------------
                                                                                    40,052,204
----------------------------------------------------------------------------------------------
New York -- 2.3%
  8,200,000 A-1+      Port Authority of New York & New Jersey, Series 177,
                       2.65% VRDO                                                    8,200,000
                      Triborough Bridge & Tunnel Authority Revenue:
 10,000,000 VMIG 1*     Series D, 5.00% due 1/17/02                                 10,020,467
  5,000,000 VMIG 1*     Series D, 3.25% due 2/6/02                                   5,000,000
----------------------------------------------------------------------------------------------
                                                                                    23,220,467
----------------------------------------------------------------------------------------------
North Carolina -- 1.8%
  4,825,000 A-1+      Albemarle, NC Hospital, 1.55% VRDO                             4,825,000
  3,100,000 A-1       Brunswick County, PCR, Wood Industries, 1.75% VRDO             3,100,000


                      See Notes to Financial Statements.


  11 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                             VALUE
-------------------------------------------------------------------------------------------
North Carolina -- 1.8% (continued)
$ 8,500,000 A-1       North Carolina Brevard College Corp., 1.55% VRDO          $ 8,500,000
  1,560,000 NR+       North Carolina Educational Facilities,
                        Providence Day, 3.10% VRDO                                1,560,000
     90,000 A-1+      North Carolina Medical Care Adult Community Services,
                       1.50% VRDO                                                    90,000
-------------------------------------------------------------------------------------------
                                                                                 18,075,000
-------------------------------------------------------------------------------------------
Ohio -- 2.5%
  4,995,000 A-1+      Butler County Hospital Fort Hamilton, PART 508,
                       1.76% VRDO                                                 4,995,000
                      Cuyahoga County, OH Hospital Revenue, Cleveland Clinic:
  4,100,000 A-1+        Cleveland Clinic Foundation, 1.55% VRDO                   4,100,000
  4,200,000 A-1+        Series B, 1.55% VRDO                                      4,200,000
    840,000 A-1+        Series B, AMBAC-Insured, 1.50% VRDO                         840,000
  5,000,000 A-1+      Hamilton County, OH Christian Hospital, PART 507,
                       1.76% VRDO                                                 5,000,000
  5,600,000 A-1+      Miami County, OH Hospital Facility Revenue, Series P 575,
                       PART, 1.76% VRDO                                           5,600,000
-------------------------------------------------------------------------------------------
                                                                                 24,735,000
-------------------------------------------------------------------------------------------
Oklahoma -- 2.4%
                      Oklahoma Water Reserve Board, State Loan Program
                       Revenue:
  3,965,000 A-1+         2.45% due 3/1/02                                         3,965,000
 20,000,000 A-1+         2.53% due 4/1/02                                        20,000,000
-------------------------------------------------------------------------------------------
                                                                                 23,965,000
-------------------------------------------------------------------------------------------
Oregon -- 0.3%
  3,355,000 VMIG 1*   Oregon State Housing and Community Service Revenue,
                       Single Family Mortgage, Series M, 2.55% due 2/1/02         3,355,000
-------------------------------------------------------------------------------------------
Pennsylvania -- 6.1%
  3,500,000 NR+       Clinton County, PA IDR, Mellon Bank, 1.70% VRDO             3,500,000
  8,100,000 VMIG 1*   Dauphin County, PA General Authority Revenue, Pooled
                       Financing Program, AMBAC-Insured, Series II,
                       1.65% VRDO                                                 8,100,000
  1,500,000 VMIG 1*   Doylestown, PA Hospital Authority Revenue, AMBAC-
                       Insured, Series B, 1.60% VRDO                              1,500,000
  1,955,000 A-1       Gettysburg, PA IDA, (Brethren Home Community Project),
                       Series A, 1.55% VRDO                                       1,955,000
  2,200,000 A-1       Lehigh County, PA General Purpose Authority,
                        (St. Luke's Hospital Project), 1.60% VRDO                 2,200,000
  6,000,000 A-1       Municipal Securities Trust Certificate GO, PART,
                       Series 2000-110, Class A, 1.65% VRDO (b)                   6,000,000


                      See Notes to Financial Statements.


  12 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                           SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Pennsylvania -- 6.1% (continued)
$16,900,000 SP-1      New Garden, PA General Authority Revenue, Pooled
                       Financing Program, AMBAC-Insured, Series I,
                       1.65% VRDO                                                  $ 16,900,000
  8,000,000 VMIG 1*   Pennsylvania EDA, (University City Associate Project),
                       Series A, 1.55% VRDO                                           8,000,000
  4,125,000 A-1       Philadelphia Hospital & Higher Education Temple East,
                       Series B, 1.55% VRDO                                           4,125,000
  9,020,000 A-1       York County, PA Pooled Financing, AMBAC-Insured,
                       Series A, 1.55% VRDO                                           9,020,000
-----------------------------------------------------------------------------------------------
                                                                                     61,300,000
-----------------------------------------------------------------------------------------------
Rhode Island -- 1.0%
  7,000,000 A-1       Rhode Island Health & Education Building Corp., Portsmouth
                       Abbey School, 1.60% VRDO                                       7,000,000
    940,000 A-1       Rhode Island Health & Educational Revenue,
                        Providence County Day School, 3.00% VRDO                        940,000
  2,085,000 A-1       Rhode Island State Economic Development Corp. Revenue,
                       McCoy Stadium Issue, 1.50% VRDO                                2,085,000
-----------------------------------------------------------------------------------------------
                                                                                     10,025,000
-----------------------------------------------------------------------------------------------
South Carolina -- 2.7%
  1,100,000 AAA       Richland County, SC School District, MBIA-Insured, Series B,
                       5.60% due 3/1/02                                               1,105,847
                      South Carolina Jobs EDA:
  7,600,000 A-1+        Bon Secors, PART 499, 1.76% VRDO                              7,600,000
  1,100,000 NR+         Pickens County YMCA Project, 1.65% VRDO                       1,100,000
                      South Carolina Public Service Authority Revenue:
  3,000,000 VMIG 1*     Merlots, Series L, PART, MBIA-Insured, 1.67% VRDO             3,000,000
  7,000,000 AAA         Santee Cooper, Series D, AMBAC-Insured,
                         6.50% due 7/1/02                                             7,288,699
  4,800,000 A-1+      South Carolina State Housing Finance & Development
                       Authority, East Ridge, 1.54% VRDO                              4,800,000
  2,400,000 NR+       Sumter County, SC IDR, Bendix Corp., 1.85% VRDO                 2,400,000
-----------------------------------------------------------------------------------------------
                                                                                     27,294,546
-----------------------------------------------------------------------------------------------
South Dakota -- 0.4%
  3,600,000 NR+       Watertown, SD IDR Super Value Inc., 1.60% VRDO                  3,600,000
-----------------------------------------------------------------------------------------------
Tennessee -- 4.9%
  8,000,000 A-1+      Knox, TN Health Educational and Housing Facility Board
                       Revenue, (THA Solutions Group Inc. Project), 1.70% VRDO        8,000,000
  5,625,000 A-1+      Metropolitan Government Nashville & Davidson County,
                       Tennessee HEFA Adventist Health System, Series A,
                       1.50% VRDO                                                     5,625,000


                      See Notes to Financial Statements.


  13 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                    MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                         SECURITY                             VALUE
-------------------------------------------------------------------------------------------
Tennessee -- 4.9% (continued)
$ 2,600,000 NR+       Roane County IDB, IDR, (Great Lakes Carbon Corp.),
                       1.85% VRDO                                               $ 2,600,000
                      Sevier County Public Building Authority (Local Government
                       Public Improvement), AMBAC-Insured:
  3,300,000 NR+          Series B-1, 1.55% VRDO                                   3,300,000
  3,800,000 VMIG 1*      Series B2, 1.55% VRDO                                    3,800,000
  1,450,000 VMIG 1*      Series E-6, 1.55% VRDO                                   1,450,000
                      Shelby County, TN:
 10,000,000 A-1+        Baptist Memorial Hospital, 2.00% due 12/17/01            10,000,000
  7,100,000 SP-1+       Series A, TAN, 1.60% VRDO                                 7,100,000
  7,000,000 VMIG 1*   Summer County, TN GO, 1.50% VRDO                            7,000,000
-------------------------------------------------------------------------------------------
                                                                                 48,875,000
-------------------------------------------------------------------------------------------
Texas -- 18.4%
                      ABN-AMRO Munitops, Certificate Trust:
  2,100,000 VMIG 1*     Series 1998-22, MBIA-Insured, 1.60% due 12/5/01           2,100,000
  9,990,000 VMIG 1*     Series 2000-20, PSF, 2.50% VRDO                           9,990,000
                      ABN-AMRO Munitops, PART:
  5,600,000 VMIG 1*     Series 1998-24, 1.60% VRDO                                5,600,000
 10,000,000 VMIG 1*     Series 1999, 1.60% VRDO                                  10,000,000
  5,000,000 VMIG 1*     Series 2000-11, PSF-GTD-Insured, 1.66% VRDO               5,000,000
 20,000,000 A-1+      Corpus Christi, TX University, 1.70% due 5/16/02           20,000,000
  1,900,000 AA+       Dallas, TX Water & Sewer, 6.75% due 4/1/02                  1,920,153
  2,500,000 AAA       Ector County, TX Hospital District Revenue,
                       7.30% due 4/15/02                                          2,600,725
                      Grand Prairie, TX:
    300,000 A-1+        HFA, Lincoln Property Co., 1.55% VRDO                       300,000
  5,000,000 A-1+        ISD, 4.33% due 8/1/02                                     5,000,000
                      Harris County, TX TAN:
  5,000,000 SP-1+       3.75% due 2/28/02                                         5,009,588
  5,000,000 SP-1+       GO, Series D, 1.75% due 2/13/02                           5,000,000
  5,000,000 SP-1+       Toll Road, Series E, 1.95% due 3/18/02                    5,000,000
                      Houston, TX:
  2,000,000 A-1+        GO, Series A, TECP, 2.45% due 12/4/01                     2,000,000
  1,000,000 A-1+        Series A, TECP, 2.60% due 12/6/01                         1,000,000
  1,000,000 AA-         Series C, 5.80% due 3/1/02                                1,005,788
  5,000,000 SP-1+     Houston, TX Rice University, 1.90% due 12/20/01             5,000,000
  3,400,000 NR+       McAllen, TX Health Facility Development Corp., 2.00% VRDO   3,400,000
  3,415,000 NR+       Metropolitan, TX Higher Education Authority Revenue,
                        (University of Dallas Project), 3.15% VRDO                3,415,000
                      Municipal Securities Trust Certificate, PART:
  8,990,000 A-1         Series 2000-9005, Class A, FSA-Insured, 1.70% VRDO (b)    8,990,000
 11,800,000 A-1         Series 9009, Class A, FSA-Insured, 1.70% VRDO (b)        11,800,000


                      See Notes to Financial Statements.


  14 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                      MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                           SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
Texas -- 18.4% (continued)
$ 2,400,000 VMIG 1*   North Texas Higher Education Student, Series A,
                       1.60% VRDO                                                  $  2,400,000
  9,790,000 A-1+      Plano, TX ISD, 3.40% due 12/15/02                               9,790,000
  3,570,000 A-1+      Texas A&M Board of Regents, AMBAC-Insured, 1.55% VRDO           3,570,000
                      Texas PFA Series 1993A, TECP:
 10,000,000 A-1+        2.50% due 12/21/01                                           10,000,000
  4,300,000 A-1+        2.55% due 1/24/02                                             4,300,000
 14,800,000 SP-1+     Texas State, TRAN, Series A-L32, 3.75% due 8/29/02             14,936,292
 11,800,000 VMIG 1*   Tyler, TX Health Facility, DEV Corporate Hospital,
                       Mother Francis Hospital, Series B, 1.62% VRDO                 11,800,000
                      Water & Sewer Revenue System:
  5,000,000 A-1+        Series A, 2.05% due 12/18/01                                  5,000,000
  8,000,000 A-1         Series B, 1.75% due 3/15/02                                   8,000,000
-----------------------------------------------------------------------------------------------
                                                                                    183,927,546
-----------------------------------------------------------------------------------------------
Utah -- 1.1%
  5,000,000 VMIG 1*   Salt Lake City, UT (Rowland Hall-St. Mark's School Project),
                       1.40% VRDO                                                     5,000,000
  5,820,000 A-1       Utah County Revenue, (Heritage School Project), Series A,
                       1.55% VRDO                                                     5,820,000
-----------------------------------------------------------------------------------------------
                                                                                     10,820,000
-----------------------------------------------------------------------------------------------
Virginia -- 1.0%
  2,000,000 A-1       Alexandria, VA IDR, Institution Defense Analysis,
                       AMBAC-Insured, Series B, 3.10% VRDO                            2,000,000
  3,400,000 A-1       Municipal Securities Trust Certificate, Series 2001-159,
                        Class A, 1.65% VRDO (b)                                       3,400,000
  4,500,000 A-1+      Richmond, VA Redevelopment & Housing Authority
                       Multi-Family Revenue, Series P-1022, PART,
                        1.69% VRDO                                                    4,500,000
-----------------------------------------------------------------------------------------------
                                                                                    9,900,000
-----------------------------------------------------------------------------------------------
Washington -- 2.6%
  2,270,000 VMIG 1*   Central Puget Sound, WA Regional Transit Authority, PART,
                       FGIC-Insured, 1.69% VRDO                                       2,270,000
  5,810,000 A-1       Municipal Securities Trust Certificate, Series 2000-101,
                        Class A, FGIC-Insured, 1.65% VRDO (b)                         5,810,000
  5,400,000 A-1+      Snohomish County, WA Public Utility District 1, SGA 124,
                       FSA-Insured, 1.65% VRDO                                        5,400,000
  6,800,000 VMIG 1*   Washington State HEFA Revenue, (Seattle Pacific University
                       Project), Series B, 1.60% VRDO                                 6,800,000
  5,200,000 VMIG 1*   Washington State HFA, National Health Care, 1.50% VRDO          5,200,000
-----------------------------------------------------------------------------------------------
                                                                                     25,480,000
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  15 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             NOVEMBER 30, 2001


                                   MUNICIPAL PORTFOLIO
   FACE
  AMOUNT    RATING(a)                        SECURITY                            VALUE
------------------------------------------------------------------------------------------
Wisconsin -- 6.0%
$10,000,000 SP-1+     Milwaukee, WI RAN, 4.25% due 2/28/02                    $ 10,022,029
 10,000,000 A-1       Municipal Securities Trust Certificate, Series 1999-70,
                       Class A, FSA-Insured, 1.55% VRDO                         10,000,000
                      Wisconsin State:
  6,000,000 A-1+        HEFA, Northland College, 1.55% VRDO                      6,000,000
 10,000,000 SP-1+       Operating Notes, 3.75% due 6/17/02                      10,089,730
                      Wisconsin Transportation, TECP:
 18,672,000 A-1+        2.60% due 12/6/01                                       18,672,000
  4,708,000 A-1+        1.65% due 1/7/02                                         4,708,000
------------------------------------------------------------------------------------------
                                                                                59,491,759
------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $997,907,194**)                                $997,907,194
------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc. ("Moody's"), and those identified by a double dagger(++), which are rated by Fitch IBCA, Duff & Phelps ("Fitch").
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 + Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See page 17 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.


  16 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.
      AAA -- Bonds rated "AAA" have the highest rating assigned by
             Standard & Poor's. Capacity to pay interest and repay
             principal is extremely strong.
      AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
      A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 SHORT-TERM SECURITIES RATINGS (UNAUDITED)

    SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety charac- teristics are denoted with a plus (+) sign.
    A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO'') rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess
              over- whelming safety characteristics are denoted with a plus
              (+) sign.
    VMIG 1 -- Moody's highest rating for issues having a demand feature --
              VRDO.
    MIG 1  -- Moody's highest rating for short-term municipal obligations.
    P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
    F-1    -- Fitch's highest rating indicating that the degree of safety regarding timely payment is etiher overwhelming or very
              strong; those issues determined to posses overwhelming safety characteristics are denoted with a (+) sign.
    NR     -- Indicates that the bond is not rated by Moody's or Standard &
              Poor's.

 SECURITY DESCRIPTIONS (UNAUDITED)

AMBAC --AMBAC Indemnity Corporation
BAN   --Bond Anticipation Notes
DFA   --Development Finance Authority
EDA   --Economic Development Authority
EDC   --Economic Development Corporation
EFA   --Educational Facilities Authority
ETM   --Escrowed to Maturity
FGIC  --Financial Guaranty Insurance Company
FRTC  --Floating Rate Trust Certificates
FSA   --Federal Security Assurance
GO    --General Obligation
HDA   --Housing Development Authority
HEFA  --Health and Educational Facilities Authority
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IDB   --Industrial Development Board
IDC   --Industrial Development Corporation
IDR   --Industrial Development Revenue

ISD   --Independent School District
MBIA  --Municipal Bond Investors Assurance Corporation
MFH   --Multi-Family Housing
MTA   --Metropolitan Transportation Authority
PART  --Partnership Structure
PCFA  --Pollution Control Finance Authority
PCR   --Pollution Control Revenue
PFA   --Public Facilities Authority
RAN   --Revenue Anticipation Notes
RAW   --Revenue Anticipation Warrants
STEM  --Short-Term Extendable Maturity
TAN   --Tax Anticipation Notes
TECP  --Tax-Exempt Commercial Paper
TOB   --Tender Option Bonds
TRAN  --Tax and Revenue Anticipation Notes
USD   --United School District
VHA   --Veterans Housing Authority
VRDO  --Variable-Rate Demand Obligation

  17 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)   NOVEMBER 30, 2001


                                                 Cash        Government    Municipal
                                               Portfolio     Portfolio     Portfolio
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost             $4,672,322,469 $638,035,013 $  997,907,194
  Cash                                                  596          594         33,486
  Interest receivable                             8,142,930          409      5,703,751
  Other receivables                                      --       22,000             --
--------------------------------------------------------------------------------------
  Total Assets                                4,680,465,995  638,058,016  1,003,644,431
--------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                              10,041,155    1,021,391      1,558,004
  Management fee payable                            873,217       73,676        159,225
  Deferred compensation payable                       1,293           --             --
  Payable for securities purchased                       --           --      2,625,058
  Accrued expenses                                  186,813       65,042         28,708
--------------------------------------------------------------------------------------
  Total Liabilities                              11,102,478    1,160,109      4,370,995
--------------------------------------------------------------------------------------
Total Net Assets                             $4,669,363,517 $636,897,907 $  999,273,436
--------------------------------------------------------------------------------------
NET ASSETS:
  Capital stock (25,000,000,000 shares,
   authorized for each Portfolio; par value
   $0.00001 per share)                       $       46,694 $      6,369 $        9,991
  Capital paid in excess of par value         4,669,316,823  636,891,538    999,093,448
  Accumulated net realized gain from
   security transactions                                 --           --        169,997
--------------------------------------------------------------------------------------
Total Net Assets                             $4,669,363,517 $636,897,907 $  999,273,436
--------------------------------------------------------------------------------------
Shares Outstanding                            4,669,363,517  636,897,907    999,102,814
--------------------------------------------------------------------------------------
Net Asset Value                                       $1.00        $1.00          $1.00
--------------------------------------------------------------------------------------


  18 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

                      See Notes to Financial Statements.

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended November 30, 2001
                                                     Cash      Government   Municipal
                                                   Portfolio   Portfolio    Portfolio
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest                                         $85,876,161  $6,659,001  $11,401,107
---------------------------------------------------------------------------------------
EXPENSES:
 Management fee (Note 2)                            6,488,534     557,160    1,234,720
 Shareholder and system servicing fees                383,900      31,318       59,120
 Registration fees                                    289,967      56,256      178,899
 Custody                                               70,977      16,118       25,185
 Directors' fees                                       14,629       3,000        3,519
 Audit and legal                                       14,389      13,328        7,316
 Shareholder communications                             7,171         888          627
 Other                                                  3,162       8,548          493
---------------------------------------------------------------------------------------
 Total Expenses                                     7,272,729     686,616    1,509,879
 Less: Management fee waiver (Note 2)              (1,732,624)   (211,473)    (447,985)
---------------------------------------------------------------------------------------
 Net Expenses                                       5,540,105     475,143    1,061,894
---------------------------------------------------------------------------------------
Net Investment Income                              80,336,056   6,183,858   10,339,213
---------------------------------------------------------------------------------------
Net Realized Gain (Loss) From
 Security Transactions                                 35,300        (100)     172,872
---------------------------------------------------------------------------------------
Increase in Net Assets From Operations            $80,371,356  $6,183,758  $10,512,085
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 19 Smith Barney Institutional Cash Management Fund, Inc.  | 2001 Semi-Annual
                            Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended November 30, 2001 (unaudited) and the Year Ended May 31, 2001

Cash Portfolio                                        November 30          May 31
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $     80,336,056  $    229,749,551
 Net realized gain                                            35,300           192,240
---------------------------------------------------------------------------------------
 Increase in Net Assets From Operations                   80,371,356       229,941,791
---------------------------------------------------------------------------------------
DISTRIBUTIONS TOSHAREHOLDERS FROM (NOTE 3):
 Net investment income                                   (80,336,056)     (229,749,472)
 Net realized gains                                          (35,300)         (192,240)
---------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                          (80,371,356)     (229,941,712)
---------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
 Net proceeds from sale of shares                     10,546,498,447    28,851,117,846
 Net asset value of shares issued for reinvestment
   of dividends                                           82,597,271       210,032,108
 Cost of shares reacquired                           (11,077,114,920)  (25,861,285,491)
---------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Fund Share
   Transactions                                         (448,019,202)    3,199,864,463
---------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                       (448,019,202)    3,199,864,542
NET ASSETS:
 Beginning of period                                   5,117,382,719     1,917,518,177
---------------------------------------------------------------------------------------
 End of period                                      $  4,669,363,517  $  5,117,382,719
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 20 Smith Barney Institutional Cash Management Fund, Inc.  | 2001 Semi-Annual
                            Report to Shareholders

For the Six Months Ended November 30, 2001 (unaudited) and the Year Ended May 31, 2001

Government Portfolio                                     November 30        May 31
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $     6,183,858  $    15,587,030
  Net realized gain (loss)                                        (100)           3,890
---------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                     6,183,758       15,590,920
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                     (6,183,758)     (15,587,030)
  Net realized gains                                                --           (3,890)
---------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                            (6,183,758)     (15,590,920)
---------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                       1,287,314,995    1,972,724,010
  Net asset value of shares issued
   for reinvestment of dividends                             6,113,297       14,584,760
  Cost of shares reacquired                             (1,023,667,157)  (1,754,319,090)
---------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions      269,761,135      232,989,680
---------------------------------------------------------------------------------------
Increase in Net Assets                                     269,761,135      232,989,680
NET ASSETS:
  Beginning of period                                      367,136,772      134,147,092
---------------------------------------------------------------------------------------
  End of period                                        $   636,897,907  $   367,136,772
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 21  Smith Barney Institutional Cash Management Fund, Inc.  | 2001 Semi-Annual
                            Report to Shareholders

For the Six Months Ended November 30, 2001 (unaudited) and the Year Ended May 31, 2001

Municipal Portfolio                                      November 30        May 31
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $    10,339,213  $    17,396,446
  Net realized gain                                            172,872            2,478
---------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                    10,512,085       17,398,924
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                    (10,339,213)     (17,395,821)
  Net realized gains                                                --               --
---------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                           (10,339,213)     (17,395,821)
---------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                       1,371,973,833    2,947,023,232
  Net asset value of shares issued
   for reinvestment of dividends                            10,723,215       14,893,469
  Cost of shares reacquired                             (1,291,411,022)  (2,135,930,557)
---------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions       91,286,026      825,986,144
---------------------------------------------------------------------------------------
Increase in Net Assets                                      91,458,898      825,989,247
NET ASSETS:
  Beginning of period                                      907,814,538       81,825,291
---------------------------------------------------------------------------------------
  End of period                                        $   999,273,436  $   907,814,538
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

 22 Smith Barney Institutional Cash Management Fund, Inc.  | 2001 Semi-Annual
                            Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The significant accounting policies consistently followed by the Portfolios are: (a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Portfolios use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. As compensation for its services, each Portfolio pays SBFM a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Portfolio. This fee is calculated daily and paid monthly.

For the six months ended November 30, 2001, SBFM waived management fees of $1,732,624, $211,473 and $447,985 for the Cash, Government and Municipal Portfolios, respectively.


  23 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the six months ended November 30, 2001, the Cash, Government and Municipal Portfolios paid transfer agent fees of $417,037, $35,771 and $79,300, respectively, to TB&T.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolio's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

Pursuant to a Distribution Plan, each Portfolio pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of each Portfolio's Class B shares. For the six months ended November 30, 2001, there were no Distribution Plan fees incurred.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Dividends, Exempt-Interest Dividends and Other Distributions

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

Furthermore, Municipal Portfolio intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


  24 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

4. Repurchase Agreements

The Portfolios purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Capital Loss Carryforward

At May 31, 2001, the Municipal Portfolio had, for Federal income tax purposes, $2,875 of unused capital loss carryforwards available to offset future capital gains expiring May 31, 2009. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

6. Capital Shares

At November 30, 2001, the Fund had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares within the Portfolios. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


  25 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

Transactions in shares of each class were as follows:

                                            Six Months Ended    Year Ended
                                            November 30, 2001  May 31, 2001
---------------------------------------------------------------------------------
Cash Portfolio
Shares sold                                   10,546,498,447   28,851,117,846
Shares issued on reinvestment                     82,597,271      210,032,108
Shares reacquired                            (11,077,108,598) (25,861,285,491)
------------------------------------------------------------------------------
Net Increase (Decrease)                         (448,012,880)   3,199,864,463
------------------------------------------------------------------------------
Government Portfolio
Shares sold                                    1,287,314,995    1,972,724,010
Shares issued on reinvestment                      6,113,297       14,584,760
Shares reacquired                             (1,023,667,157)  (1,754,319,090)
------------------------------------------------------------------------------
Net Increase                                     269,761,135      232,989,680
------------------------------------------------------------------------------
Municipal Portfolio -- Class A Shares
Shares sold                                    1,371,973,833    2,947,023,232
Shares issued on reinvestment                     10,723,215       14,893,469
Shares reacquired                             (1,291,411,648)  (2,135,930,557)
------------------------------------------------------------------------------
Net Increase                                      91,285,400      825,986,144
------------------------------------------------------------------------------


  26 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

 FINANCIAL HIGHLIGHTS



For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                                   Class A Shares
                                             ------------------------------------------------------------------
Cash Portfolio                                2001/(1)/   2001      2000/(2)/     1999       1998       1997
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $  1.00     $  1.00   $  1.00     $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------
 Net investment income/(3)/                    0.017       0.060     0.055       0.051      0.055      0.052
 Distributions from net investment income     (0.017)     (0.060)   (0.055)     (0.051)    (0.055)    (0.052)
 Distributions from net realized gains        (0.000)*    (0.000)*  (0.000)*    (0.000)*   (0.000)*       --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  1.00     $  1.00   $  1.00     $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------
Total Return                                    1.69%++     6.13%     5.60%       5.23%      5.58%      5.35%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $4,669      $5,117    $1,918      $1,057       $848       $216
--------------------------------------------------------------------------------------------------------
Ratios to AverageNet Assets:
 Expenses/(3)(4)/                               0.23%+      0.23%     0.23%       0.23%      0.23%      0.23%
 Net investment income                         3.37+        5.85      5.56        5.07       5.43       5.23
--------------------------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 2001 and for the five years ended May 31, 2001. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:


                    Per Share Decrease to                                  Expense Ratio
                    Net Investment Income                               Without Fee Waiver
        ----------------------------------------------       ----------------------------------------
         2001/(1)/    2001    2000    1999    1998    1997    2001/(1)/   2001   2000   1999   1998   1997
        ----------   ------  ------  ------  ------  ------  ---------    ----   ----   ----   ----   ----
Class A $    0.000*  $0.001  $0.001  $0.001  $0.001  $0.001       0.31%+  0.33%  0.29%  0.31%  0.35%  0.36%

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 * Amount represents less than $0.001 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.



  27 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                   Class A Shares
                              ------------------------------------------------------------------
Government Portfolio           2001/(1)/   2001      2000/(2)/     1999       1998       1997
------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $  1.00     $  1.00   $  1.00     $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------
  Net investment income/(3)/    0.016       0.058     0.053       0.049      0.053      0.052
  Distributions from net
   investment income           (0.016)     (0.058)   (0.053)     (0.049)    (0.053)    (0.052)
  Distributions from net
   realized gains                  --      (0.000)*      --          --         --     (0.000)*
--------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                $  1.00     $  1.00   $  1.00     $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------
Total Return                     1.58%++     5.96%     5.41%       5.05%      5.46%      5.29%
--------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)        $637        $367      $134        $146        $88       $152
--------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses/(3)(4)/               0.23%+      0.23%     0.23%       0.23%      0.23%      0.21%
  Net investment income         3.04+        5.65      5.26        4.86       5.33       5.18
--------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 2001 and for the five years ended May 31, 2001. If the Manager had not agreed to the fee waiver, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:


                    Per Share Decrease to                                  Expense Ratio
                    Net Investment Income                               Without Fee Waiver
        ----------------------------------------------       ----------------------------------------
         2001/(1)/    2001    2000    1999    1998    1997    2001/(1)/   2001   2000   1999   1998   1997
        ----------   ------  ------  ------  ------  ------  ---------    ----   ----   ----   ----   ----
Class A $    0.000*  $0.002  $0.001  $0.002  $0.002  $0.001       0.34%+  0.38%  0.32%  0.42%  0.39%  0.43%

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 * Amount represents less than $0.001 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.



  28 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

                                                   Class A Shares
                              ---------------------------------------------------------
Municipal Portfolio            2001/(1)/   2001     2000/(2)/     1999       1998       1997
-----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period          $  1.00     $  1.00  $  1.00     $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------
  Net investment income/(3)/    0.011       0.038    0.034       0.031      0.035      0.034
  Distributions from net
   investment income           (0.011)     (0.038)  (0.034)     (0.031)    (0.035)    (0.034)
  Distributions from net
   realized gains                  --          --   (0.000)*        --     (0.000)*       --
--------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                $  1.00     $  1.00  $  1.00     $  1.00    $  1.00    $  1.00
--------------------------------------------------------------------------------------
Total Return                     1.15%++     3.83%    3.48%       3.18%      3.56%      3.40%
--------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)        $999        $908      $82        $312        $86        $24
--------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses/(3)(4)/               0.23%+      0.23%    0.23%       0.23%      0.23%      0.21%
  Net investment income         2.28+        3.63     3.35        3.09       3.50       3.34
--------------------------------------------------------------------------------------

(1) For the six months ended November 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager has waived a portion of its fees for the Portfolio for the six months ended November 30, 2001 and for the five years ended May 31, 2001. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share effect on net investment income and the actual ratio of expenses to average net assets for Class A shares would have been:


                    Per Share Decrease to                             Expense Ratio Without
                    Net Investment Income                         Fee Waiver and Reimbursement
        ---------------------------------------------       ----------------------------------------
        2001/(1)/    2001    2000    1999    1998    1997    2001/(1)/   2001   2000   1999   1998   1997
        ----------  ------  ------  ------  ------  ------  ---------    ----   ----   ----   ----   ----
Class A $    0.009  $0.001  $0.001  $0.001  $0.002  $0.004       0.33%+  0.35%  0.34%  0.39%  0.41%  0.41%

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.23%.
 * Amount represents less than $0.001 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.




  29 Smith Barney Institutional Cash Management Fund, Inc. | 2001 Semi-Annual
                            Report to Shareholders

                                  SMITH BARNEY
                               INSTITUTIONAL CASH
                             MANAGEMENT FUND, INC.



              DIRECTORS               INVESTMENT
              Paul R. Ades            MANAGER
              Herbert Barg            Smith Barney Fund
              Dwight B. Crane          Management LLC
              Frank G. Hubbard
              Heath B. McLendon,      DISTRIBUTOR
              Chairman                Salomon Smith Barney Inc.
              Jerome Miller
              Ken Miller              CUSTODIAN
                                      State Street Bank and
              John F. White, Emeritus  Trust Company

              OFFICERS                TRANSFER AGENT
              Heath B. McLendon       Travelers Bank & Trust, fsb.
              President and           125 Broad Street, 11th Floor
              Chief Executive Officer New York, New York 10004

              Lewis E. Daidone        SUB-TRANSFER AGENT
              Senior Vice President   PFPC Global Fund Services
              and Treasurer           P.O. Box 9699
                                      Providence, Rhode Island
              Joseph P. Deane         02940-9699
              Vice President and
              Investment Officer

              Joseph Benevento
              Vice President and
              Investment Officer

              Martin Hanley
              Vice President and
              Investment Officer

              Irving P. David
              Controller

              Christina T. Sydor
              Secretary

  Smith Barney Institutional Cash Management Fund, Inc.





  This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 28, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY INSTITUTIONAL CASH
  MANAGEMENT FUND, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds


 Salomon Smith Barney
 A member of citigroup[LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD2405 1/02